Other Accounts Receivable And Prepaid Expenses	12 Months Ended
Dec. 31, 2013
Other Accounts Receivable And Prepaid Expenses [Abstract]
Other Accounts Receivable And Prepaid Expenses
NOTE 4:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2012	2013

Government authorities	$14,150	$11,238
Advances to suppliers	3,140	4,409
Prepaid expenses	16,636	10,950
Other	4,817	7,608

	$38,743	$34,205